SECURITIES AND EXCHANGE COMMISSION

Washington, DC  20549

"Rule 24f-2 Notice"

Fidelity Select Portfolios

(Name of Registrant)

File No. 2-69972


U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:  Fidelity Select Portfolios
82 Devonshire Street, Boston, MA, 02109
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
Select Brokerage & Investment
3. Investment Company Act File Number:  811-3114
	Securities Act File Number:     2-69972
4(a). Last day of fiscal year for which this Form is filed:February 28, 1999 4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) [ ]
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:
(i). Aggregate sale price of securities
 sold during the fiscal year
 pursuant to section 24(f):             $896,394,868
(ii). Aggregate price of securities
 redeemed or repurchased
 during the fiscal year:        $(1,046,567,449)
(iii). Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995 that
were not previously used to
reduce registration fees
payable to the Commission:      $0
(iv). Total available redemption credits
 [add Items 5(ii) and 5(iii)]:          $(1,046,567,449)
(v). Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:            $0
(vi). Redemption credits available for
use in future years - if Item 5(i) is
less than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:    $(150,172,581)
(vii). Multiplier for determining
##registration#fee#x.000278
(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]
  (See x Instruction C.9): (enter "0" if no fee is due):=$0

6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$0
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
May 19, 1999
[x]     Wire Transfer
[]      Mail or other means
SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
By (Signature and Title)*       John H. Costello
	Assistant Treasurer
Date    May 19, 1999

* Please print the name and title of the signing officer below the signature.


U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:  Fidelity Select Portfolios
82 Devonshire Street, Boston, MA, 02109
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
Select Transportation
3. Investment Company Act File Number:  811-3114
	Securities Act File Number:     2-69972
4(a). Last day of fiscal year for which this Form is filed:February 28, 1999 4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) [ ]
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:
(i). Aggregate sale price of securities
 sold during the fiscal year
 pursuant to section 24(f):             $30,807,938
(ii). Aggregate price of securities
 redeemed or repurchased
 during the fiscal year:        $(72,656,072)
(iii). Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995 that
were not previously used to
reduce registration fees
payable to the Commission:      $0
(iv). Total available redemption credits
 [add Items 5(ii) and 5(iii)]:          $(72,656,072)
(v). Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:            $0
(vi). Redemption credits available for
use in future years - if Item 5(i) is
less than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:    $(41,848,134)
(vii). Multiplier for determining
##registration#fee#x.000278
(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]
  (See x Instruction C.9): (enter "0" if no fee is due):=$0

6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$0
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
May 19, 1999
[x]     Wire Transfer
[]      Mail or other means
SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
By (Signature and Title)*       John H. Costello
	Assistant Treasurer
Date    May 19, 1999

* Please print the name and title of the signing officer below the signature.


U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:  Fidelity Select Portfolios
82 Devonshire Street, Boston, MA, 02109
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
Select Computers
3. Investment Company Act File Number:  811-3114
	Securities Act File Number:     2-69972
4(a). Last day of fiscal year for which this Form is filed:February 28, 1999 4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) [ ]
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:
(i). Aggregate sale price of securities
 sold during the fiscal year
 pursuant to section 24(f):             $1,839,182,553
(ii). Aggregate price of securities
 redeemed or repurchased
 during the fiscal year:        $(1,247,821,903)
(iii). Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995 that
were not previously used to
reduce registration fees
payable to the Commission:      $0
(iv). Total available redemption credits
 [add Items 5(ii) and 5(iii)]:          $(1,247,821,903)
(v). Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:            $591,360,650
(vi). Redemption credits available for
use in future years - if Item 5(i) is
less than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:    $(0)
(vii). Multiplier for determining
##registration#fee#x.000278
(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]
  (See x Instruction C.9): (enter "0" if no fee is due):=$164,398.26

6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$164,398.26
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
May 19, 1999
[x]     Wire Transfer
[]      Mail or other means
SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
By (Signature and Title)*       John H. Costello
	Assistant Treasurer
Date    May 19, 1999

* Please print the name and title of the signing officer below the signature.


U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:  Fidelity Select Portfolios
82 Devonshire Street, Boston, MA, 02109
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
Select American Gold
3. Investment Company Act File Number:  811-3114
	Securities Act File Number:     2-69972
4(a). Last day of fiscal year for which this Form is filed:February 28, 1999 4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) [ ]
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:
(i). Aggregate sale price of securities
 sold during the fiscal year
 pursuant to section 24(f):             $404,158,855
(ii). Aggregate price of securities
 redeemed or repurchased
 during the fiscal year:        $(408,945,830)
(iii). Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995 that
were not previously used to
reduce registration fees
payable to the Commission:      $(94,821,427)
(iv). Total available redemption credits
 [add Items 5(ii) and 5(iii)]:          $(503,767,257)
(v). Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:            $0
(vi). Redemption credits available for
use in future years - if Item 5(i) is
less than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:    $(99,608,402)
(vii). Multiplier for determining
##registration#fee#x.000278
(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]
  (See x Instruction C.9): (enter "0" if no fee is due):=$0

6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$0
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
May 19, 1999
[x]     Wire Transfer
[]      Mail or other means
SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
By (Signature and Title)*       John H. Costello
	Assistant Treasurer
Date    May 19, 1999

* Please print the name and title of the signing officer below the signature.


U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:  Fidelity Select Portfolios
82 Devonshire Street, Boston, MA, 02109
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
Select Developing Communication
3. Investment Company Act File Number:  811-3114
	Securities Act File Number:     2-69972
4(a). Last day of fiscal year for which this Form is filed:February 28, 1999 4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) [ ]
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:
(i). Aggregate sale price of securities
 sold during the fiscal year
 pursuant to section 24(f):             $609,153,616
(ii). Aggregate price of securities
 redeemed or repurchased
 during the fiscal year:        $(383,100,933)
(iii). Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995 that
were not previously used to
reduce registration fees
payable to the Commission:      $(119,353,151)
(iv). Total available redemption credits
 [add Items 5(ii) and 5(iii)]:          $(502,454,084)
(v). Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:            $106,699,532
(vi). Redemption credits available for
use in future years - if Item 5(i) is
less than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:    $(0)
(vii). Multiplier for determining
##registration#fee#x.000278
(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]
  (See x Instruction C.9): (enter "0" if no fee is due):=$29,662.47

6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$29,662.47
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
May 19, 1999
[x]     Wire Transfer
[]      Mail or other means
SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
By (Signature and Title)*       John H. Costello
	Assistant Treasurer
Date    May 19, 1999

* Please print the name and title of the signing officer below the signature.


U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:  Fidelity Select Portfolios
82 Devonshire Street, Boston, MA, 02109
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
Select Leisure
3. Investment Company Act File Number:  811-3114
	Securities Act File Number:     2-69972
4(a). Last day of fiscal year for which this Form is filed:February 28, 1999 4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) [ ]
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:
(i). Aggregate sale price of securities
 sold during the fiscal year
 pursuant to section 24(f):             $298,149,039
(ii). Aggregate price of securities
 redeemed or repurchased
 during the fiscal year:        $(280,558,227)
(iii). Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995 that
were not previously used to
reduce registration fees
payable to the Commission:      $0
(iv). Total available redemption credits
 [add Items 5(ii) and 5(iii)]:          $(280,558,227)
(v). Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:            $17,590,812
(vi). Redemption credits available for
use in future years - if Item 5(i) is
less than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:    $(0)
(vii). Multiplier for determining
##registration#fee#x.000278
(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]
  (See x Instruction C.9): (enter "0" if no fee is due):=$4,890.25

6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$4,890.25
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
May 19, 1999
[x]     Wire Transfer
[]      Mail or other means
SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
By (Signature and Title)*       John H. Costello
	Assistant Treasurer
Date    May 19, 1999

* Please print the name and title of the signing officer below the signature.


U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:  Fidelity Select Portfolios
82 Devonshire Street, Boston, MA, 02109
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
Select Utilities Growth
3. Investment Company Act File Number:  811-3114
	Securities Act File Number:     2-69972
4(a). Last day of fiscal year for which this Form is filed:February 28, 1999 4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) [ ]
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:
(i). Aggregate sale price of securities
 sold during the fiscal year
 pursuant to section 24(f):             $370,649,476
(ii). Aggregate price of securities
 redeemed or repurchased
 during the fiscal year:        $(324,713,707)
(iii). Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995 that
were not previously used to
reduce registration fees
payable to the Commission:      $0
(iv). Total available redemption credits
 [add Items 5(ii) and 5(iii)]:          $(324,713,707)
(v). Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:            $45,935,769
(vi). Redemption credits available for
use in future years - if Item 5(i) is
less than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:    $(0)
(vii). Multiplier for determining
##registration#fee#x.000278
(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]
  (See x Instruction C.9): (enter "0" if no fee is due):=$12,770.14

6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$12,770.14
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
May 19, 1999
[x]     Wire Transfer
[]      Mail or other means
SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
By (Signature and Title)*       John H. Costello
	Assistant Treasurer
Date    May 19, 1999

* Please print the name and title of the signing officer below the signature.


U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:  Fidelity Select Portfolios
82 Devonshire Street, Boston, MA, 02109
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
Select Industrial Materials
3. Investment Company Act File Number:  811-3114
	Securities Act File Number:     2-69972
4(a). Last day of fiscal year for which this Form is filed:February 28, 1999 4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) [ ]
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:
(i). Aggregate sale price of securities
 sold during the fiscal year
 pursuant to section 24(f):             $0
(ii). Aggregate price of securities
 redeemed or repurchased
 during the fiscal year:        $(18,118,847)
(iii). Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995 that
were not previously used to
reduce registration fees
payable to the Commission:      $(85,183,567)
(iv). Total available redemption credits
 [add Items 5(ii) and 5(iii)]:          $(103,302,414)
(v). Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:            $0
(vi). Redemption credits available for
use in future years - if Item 5(i) is
less than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:    $(103,302,414)
(vii). Multiplier for determining
##registration#fee#x.000278
(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]
  (See x Instruction C.9): (enter "0" if no fee is due):=$0

6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
440,126. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 2,660,524.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$0
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
May 19, 1999
[x]     Wire Transfer
[]      Mail or other means
SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
By (Signature and Title)*       John H. Costello
	Assistant Treasurer
Date    May 19, 1999

* Please print the name and title of the signing officer below the signature.


U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:  Fidelity Select Portfolios
82 Devonshire Street, Boston, MA, 02109
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
Select Software & Computer Services
3. Investment Company Act File Number:  811-3114
	Securities Act File Number:     2-69972
4(a). Last day of fiscal year for which this Form is filed:February 28, 1999 4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) [ ]
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:
(i). Aggregate sale price of securities
 sold during the fiscal year
 pursuant to section 24(f):             $529,652,204
(ii). Aggregate price of securities
 redeemed or repurchased
 during the fiscal year:        $(478,286,707)
(iii). Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995 that
were not previously used to
reduce registration fees
payable to the Commission:      $0
(iv). Total available redemption credits
 [add Items 5(ii) and 5(iii)]:          $(478,286,707)
(v). Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:            $51,365,497
(vi). Redemption credits available for
use in future years - if Item 5(i) is
less than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:    $(0)
(vii). Multiplier for determining
##registration#fee#x.000278
(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]
  (See x Instruction C.9): (enter "0" if no fee is due):=$14,279.61

6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$14,279.61
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
May 19, 1999
[x]     Wire Transfer
[]      Mail or other means
SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
By (Signature and Title)*       John H. Costello
	Assistant Treasurer
Date    May 19, 1999

* Please print the name and title of the signing officer below the signature.


U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:  Fidelity Select Portfolios
82 Devonshire Street, Boston, MA, 02109
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
Select Construction & Housing
3. Investment Company Act File Number:  811-3114
	Securities Act File Number:     2-69972
4(a). Last day of fiscal year for which this Form is filed:February 28, 1999 4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) [ ]
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:
(i). Aggregate sale price of securities
 sold during the fiscal year
 pursuant to section 24(f):             $138,411,148
(ii). Aggregate price of securities
 redeemed or repurchased
 during the fiscal year:        $(144,767,914)
(iii). Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995 that
were not previously used to
reduce registration fees
payable to the Commission:      $(27,564,493)
(iv). Total available redemption credits
 [add Items 5(ii) and 5(iii)]:          $(172,332,407)
(v). Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:            $0
(vi). Redemption credits available for
use in future years - if Item 5(i) is
less than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:    $(33,921,259)
(vii). Multiplier for determining
##registration#fee#x.000278
(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]
  (See x Instruction C.9): (enter "0" if no fee is due):=$0

6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$0
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
May 19, 1999
[x]     Wire Transfer
[]      Mail or other means
SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
By (Signature and Title)*       John H. Costello
	Assistant Treasurer
Date    May 19, 1999

* Please print the name and title of the signing officer below the signature.


U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:  Fidelity Select Portfolios
82 Devonshire Street, Boston, MA, 02109
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
Select Automotive
3. Investment Company Act File Number:  811-3114
	Securities Act File Number:     2-69972
4(a). Last day of fiscal year for which this Form is filed:February 28, 1999 4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) [ ]
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:
(i). Aggregate sale price of securities
 sold during the fiscal year
 pursuant to section 24(f):             $14,393,039
(ii). Aggregate price of securities
 redeemed or repurchased
 during the fiscal year:        $(53,084,232)
(iii). Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995 that
were not previously used to
reduce registration fees
payable to the Commission:      $(102,498,033)
(iv). Total available redemption credits
 [add Items 5(ii) and 5(iii)]:          $(155,582,265)
(v). Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:            $0
(vi). Redemption credits available for
use in future years - if Item 5(i) is
less than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:    $(141,189,226)
(vii). Multiplier for determining
##registration#fee#x.000278
(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]
  (See x Instruction C.9): (enter "0" if no fee is due):=$0

6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
3,758,513. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$0
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
May 19, 1999
[x]     Wire Transfer
[]      Mail or other means
SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
By (Signature and Title)*       John H. Costello
	Assistant Treasurer
Date    May 19, 1999

* Please print the name and title of the signing officer below the signature.


U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:  Fidelity Select Portfolios
82 Devonshire Street, Boston, MA, 02109
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
Select Multimedia
3. Investment Company Act File Number:  811-3114
	Securities Act File Number:     2-69972
4(a). Last day of fiscal year for which this Form is filed:February 28, 1999 4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) [ ]
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:
(i). Aggregate sale price of securities
 sold during the fiscal year
 pursuant to section 24(f):             $166,576,731
(ii). Aggregate price of securities
 redeemed or repurchased
 during the fiscal year:        $(149,217,492)
(iii). Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995 that
were not previously used to
reduce registration fees
payable to the Commission:      $0
(iv). Total available redemption credits
 [add Items 5(ii) and 5(iii)]:          $(149,217,492)
(v). Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:            $17,359,239
(vi). Redemption credits available for
use in future years - if Item 5(i) is
less than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:    $(0)
(vii). Multiplier for determining
##registration#fee#x.000278
(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]
  (See x Instruction C.9): (enter "0" if no fee is due):=$4,825.87

6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$4,825.87
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
May 19, 1999
[x]     Wire Transfer
[]      Mail or other means
SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
By (Signature and Title)*       John H. Costello
	Assistant Treasurer
Date    May 19, 1999

* Please print the name and title of the signing officer below the signature.


U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:  Fidelity Select Portfolios
82 Devonshire Street, Boston, MA, 02109
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
Select Retailing
3. Investment Company Act File Number:  811-3114
	Securities Act File Number:     2-69972
4(a). Last day of fiscal year for which this Form is filed:February 28, 1999 4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) [ ]
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:
(i). Aggregate sale price of securities
 sold during the fiscal year
 pursuant to section 24(f):             $772,832,716
(ii). Aggregate price of securities
 redeemed or repurchased
 during the fiscal year:        $(702,182,873)
(iii). Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995 that
were not previously used to
reduce registration fees
payable to the Commission:      $0
(iv). Total available redemption credits
 [add Items 5(ii) and 5(iii)]:          $(702,182,873)
(v). Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:            $70,649,843
(vi). Redemption credits available for
use in future years - if Item 5(i) is
less than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:    $(0)
(vii). Multiplier for determining
##registration#fee#x.000278
(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]
  (See x Instruction C.9): (enter "0" if no fee is due):=$19,640.66

6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$19,640.66
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
May 19, 1999
[x]     Wire Transfer
[]      Mail or other means
SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
By (Signature and Title)*       John H. Costello
	Assistant Treasurer
Date    May 19, 1999

* Please print the name and title of the signing officer below the signature.


U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:  Fidelity Select Portfolios
82 Devonshire Street, Boston, MA, 02109
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
Select Technology
3. Investment Company Act File Number:  811-3114
	Securities Act File Number:     2-69972
4(a). Last day of fiscal year for which this Form is filed:February 28, 1999 4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) [ ]
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:
(i). Aggregate sale price of securities
 sold during the fiscal year
 pursuant to section 24(f):             $1,011,912,406
(ii). Aggregate price of securities
 redeemed or repurchased
 during the fiscal year:        $(666,801,634)
(iii). Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995 that
were not previously used to
reduce registration fees
payable to the Commission:      $0
(iv). Total available redemption credits
 [add Items 5(ii) and 5(iii)]:          $(666,801,634)
(v). Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:            $345,110,772
(vi). Redemption credits available for
use in future years - if Item 5(i) is
less than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:    $(0)
(vii). Multiplier for determining
##registration#fee#x.000278
(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]
  (See x Instruction C.9): (enter "0" if no fee is due):=$95,940.79

6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$95,940.79
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
May 19, 1999
[x]     Wire Transfer
[]      Mail or other means
SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
By (Signature and Title)*       John H. Costello
	Assistant Treasurer
Date    May 19, 1999

* Please print the name and title of the signing officer below the signature.


U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:  Fidelity Select Portfolios
82 Devonshire Street, Boston, MA, 02109
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
Select Air Transportation
3. Investment Company Act File Number:  811-3114
	Securities Act File Number:     2-69972
4(a). Last day of fiscal year for which this Form is filed:February 28, 1999 4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) [ ]
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:
(i). Aggregate sale price of securities
 sold during the fiscal year
 pursuant to section 24(f):             $236,537,581
(ii). Aggregate price of securities
 redeemed or repurchased
 during the fiscal year:        $(352,683,506)
(iii). Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995 that
were not previously used to
reduce registration fees
payable to the Commission:      $0
(iv). Total available redemption credits
 [add Items 5(ii) and 5(iii)]:          $(352,683,506)
(v). Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:            $0
(vi). Redemption credits available for
use in future years - if Item 5(i) is
less than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:    $(116,145,925)
(vii). Multiplier for determining
##registration#fee#x.000278
(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]
  (See x Instruction C.9): (enter "0" if no fee is due):=$0

6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$0
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
May 19, 1999
[x]     Wire Transfer
[]      Mail or other means
SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
By (Signature and Title)*       John H. Costello
	Assistant Treasurer
Date    May 19, 1999

* Please print the name and title of the signing officer below the signature.


U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:  Fidelity Select Portfolios
82 Devonshire Street, Boston, MA, 02109
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
Select Chemicals
3. Investment Company Act File Number:  811-3114
	Securities Act File Number:     2-69972
4(a). Last day of fiscal year for which this Form is filed:February 28, 1999 4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) [ ]
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:
(i). Aggregate sale price of securities
 sold during the fiscal year
 pursuant to section 24(f):             $0
(ii). Aggregate price of securities
 redeemed or repurchased
 during the fiscal year:        $(42,678,413)
(iii). Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995 that
were not previously used to
reduce registration fees
payable to the Commission:      $(88,066,094)
(iv). Total available redemption credits
 [add Items 5(ii) and 5(iii)]:          $(130,744,507)
(v). Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:            $0
(vi). Redemption credits available for
use in future years - if Item 5(i) is
less than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:    $(130,744,507)
(vii). Multiplier for determining
##registration#fee#x.000278
(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]
  (See x Instruction C.9): (enter "0" if no fee is due):=$0

6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
636,037. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 1,909,625.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$0
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
May 19, 1999
[x]     Wire Transfer
[]      Mail or other means
SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
By (Signature and Title)*       John H. Costello
	Assistant Treasurer
Date    May 19, 1999

* Please print the name and title of the signing officer below the signature.


U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:  Fidelity Select Portfolios
82 Devonshire Street, Boston, MA, 02109
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
Select Paper & Forest Products
3. Investment Company Act File Number:  811-3114
	Securities Act File Number:     2-69972
4(a). Last day of fiscal year for which this Form is filed:February 28, 1999 4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) [ ]
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:
(i). Aggregate sale price of securities
 sold during the fiscal year
 pursuant to section 24(f):             $24,500,952
(ii). Aggregate price of securities
 redeemed or repurchased
 during the fiscal year:        $(41,303,607)
(iii). Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995 that
were not previously used to
reduce registration fees
payable to the Commission:      $(64,548,741)
(iv). Total available redemption credits
 [add Items 5(ii) and 5(iii)]:          $(105,852,348)
(v). Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:            $0
(vi). Redemption credits available for
use in future years - if Item 5(i) is
less than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:    $(81,351,396)
(vii). Multiplier for determining
##registration#fee#x.000278
(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]
  (See x Instruction C.9): (enter "0" if no fee is due):=$0

6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$0
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
May 19, 1999
[x]     Wire Transfer
[]      Mail or other means
SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
By (Signature and Title)*       John H. Costello
	Assistant Treasurer
Date    May 19, 1999

* Please print the name and title of the signing officer below the signature.


U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:  Fidelity Select Portfolios
82 Devonshire Street, Boston, MA, 02109
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
Select Industrial Equipment
3. Investment Company Act File Number:  811-3114
	Securities Act File Number:     2-69972
4(a). Last day of fiscal year for which this Form is filed:February 28, 1999 4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) [ ]
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:
(i). Aggregate sale price of securities
 sold during the fiscal year
 pursuant to section 24(f):             $0
(ii). Aggregate price of securities
 redeemed or repurchased
 during the fiscal year:        $(39,935,425)
(iii). Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995 that
were not previously used to
reduce registration fees
payable to the Commission:      $(125,436,387)
(iv). Total available redemption credits
 [add Items 5(ii) and 5(iii)]:          $(165,371,812)
(v). Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:            $0
(vi). Redemption credits available for
use in future years - if Item 5(i) is
less than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:    $(165,371,812)
(vii). Multiplier for determining
##registration#fee#x.000278
(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]
  (See x Instruction C.9): (enter "0" if no fee is due):=$0

6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
820,600. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 761,327.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$0
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
May 19, 1999
[x]     Wire Transfer
[]      Mail or other means
SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
By (Signature and Title)*       John H. Costello
	Assistant Treasurer
Date    May 19, 1999

* Please print the name and title of the signing officer below the signature.


U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:  Fidelity Select Portfolios
82 Devonshire Street, Boston, MA, 02109
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
Select Business Services and Outsourcing
3. Investment Company Act File Number:  811-3114
	Securities Act File Number:     2-69972
4(a). Last day of fiscal year for which this Form is filed:February 28, 1999 4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) [ ]
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:
(i). Aggregate sale price of securities
 sold during the fiscal year
 pursuant to section 24(f):             $116,961,663
(ii). Aggregate price of securities
 redeemed or repurchased
 during the fiscal year:        $(76,520,490)
(iii). Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995 that
were not previously used to
reduce registration fees
payable to the Commission:      $0
(iv). Total available redemption credits
 [add Items 5(ii) and 5(iii)]:          $(76,520,490)
(v). Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:            $40,441,173
(vi). Redemption credits available for
use in future years - if Item 5(i) is
less than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:    $(0)
(vii). Multiplier for determining
##registration#fee#x.000278
(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]
  (See x Instruction C.9): (enter "0" if no fee is due):=$11,242.65

6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$11,242.65
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
May 19, 1999
[x]     Wire Transfer
[]      Mail or other means
SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
By (Signature and Title)*       John H. Costello
	Assistant Treasurer
Date    May 19, 1999

* Please print the name and title of the signing officer below the signature.


U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:  Fidelity Select Portfolios
82 Devonshire Street, Boston, MA, 02109
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
Select Precious Metals & Minerals
3. Investment Company Act File Number:  811-3114
	Securities Act File Number:     2-69972
4(a). Last day of fiscal year for which this Form is filed:February 28, 1999 4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) [ ]
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:
(i). Aggregate sale price of securities
 sold during the fiscal year
 pursuant to section 24(f):             $415,520,510
(ii). Aggregate price of securities
 redeemed or repurchased
 during the fiscal year:        $(442,648,944)
(iii). Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995 that
were not previously used to
reduce registration fees
payable to the Commission:      $(305,998,514)
(iv). Total available redemption credits
 [add Items 5(ii) and 5(iii)]:          $(748,647,458)
(v). Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:            $0
(vi). Redemption credits available for
use in future years - if Item 5(i) is
less than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:    $(333,126,948)
(vii). Multiplier for determining
##registration#fee#x.000278
(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]
  (See x Instruction C.9): (enter "0" if no fee is due):=$0

6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$0
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
May 19, 1999
[x]     Wire Transfer
[]      Mail or other means
SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
By (Signature and Title)*       John H. Costello
	Assistant Treasurer
Date    May 19, 1999

* Please print the name and title of the signing officer below the signature.


U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:  Fidelity Select Portfolios
82 Devonshire Street, Boston, MA, 02109
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
Select Regional Banks
3. Investment Company Act File Number:  811-3114
	Securities Act File Number:     2-69972
4(a). Last day of fiscal year for which this Form is filed:February 28, 1999 4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) [ ]
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:
(i). Aggregate sale price of securities
 sold during the fiscal year
 pursuant to section 24(f):             $589,850,204
(ii). Aggregate price of securities
 redeemed or repurchased
 during the fiscal year:        $(940,968,587)
(iii). Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995 that
were not previously used to
reduce registration fees
payable to the Commission:      $0
(iv). Total available redemption credits
 [add Items 5(ii) and 5(iii)]:          $(940,968,587)
(v). Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:            $0
(vi). Redemption credits available for
use in future years - if Item 5(i) is
less than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:    $(351,118,383)
(vii). Multiplier for determining
##registration#fee#x.000278
(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]
  (See x Instruction C.9): (enter "0" if no fee is due):=$0

6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$0
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
May 19, 1999
[x]     Wire Transfer
[]      Mail or other means
SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
By (Signature and Title)*       John H. Costello
	Assistant Treasurer
Date    May 19, 1999

* Please print the name and title of the signing officer below the signature.


U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:  Fidelity Select Portfolios
82 Devonshire Street, Boston, MA, 02109
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
Select Biotechnology
3. Investment Company Act File Number:  811-3114
	Securities Act File Number:     2-69972
4(a). Last day of fiscal year for which this Form is filed:February 28, 1999
(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) [ ]
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:
(i). Aggregate sale price of securities
 sold during the fiscal year
 pursuant to section 24(f):             $354,774,795
(ii). Aggregate price of securities
 redeemed or repurchased
 during the fiscal year:        $(309,253,094)
(iii). Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995 that
were not previously used to
reduce registration fees
payable to the Commission:      $(459,264,225)
(iv). Total available redemption credits
 [add Items 5(ii) and 5(iii)]:          $(768,517,319)
(v). Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:            $0
(vi). Redemption credits available for
use in future years - if Item 5(i) is
less than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:    $(413,742,524)
(vii). Multiplier for determining
##registration#fee#x.000278
(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]
  (See x Instruction C.9): (enter "0" if no fee is due):                =$0

6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$0
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
May 19, 1999
[x]     Wire Transfer
[]      Mail or other means
SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
By (Signature and Title)*       John H. Costello
	Assistant Treasurer
Date    May 19, 1999

* Please print the name and title of the signing officer below the signature.


U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:  Fidelity Select Portfolios
82 Devonshire Street, Boston, MA, 02109
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
Select Defense & Aerospace
3. Investment Company Act File Number:  811-3114
	Securities Act File Number:     2-69972
4(a). Last day of fiscal year for which this Form is filed:February 28, 1999 4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) [ ]
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:
(i). Aggregate sale price of securities
 sold during the fiscal year
 pursuant to section 24(f):             $47,526,775
(ii). Aggregate price of securities
 redeemed or repurchased
 during the fiscal year:        $(115,799,880)
(iii). Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995 that
were not previously used to
reduce registration fees
payable to the Commission:      $0
(iv). Total available redemption credits
 [add Items 5(ii) and 5(iii)]:          $(115,799,880)
(v). Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:            $0
(vi). Redemption credits available for
use in future years - if Item 5(i) is
less than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:    $(68,273,105)
(vii). Multiplier for determining
##registration#fee#x.000278
(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]
  (See x Instruction C.9): (enter "0" if no fee is due):=$0

6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$0
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
May 19, 1999
[x]     Wire Transfer
[]      Mail or other means
SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
By (Signature and Title)*       John H. Costello
	Assistant Treasurer
Date    May 19, 1999

* Please print the name and title of the signing officer below the signature.


U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:  Fidelity Select Portfolios
82 Devonshire Street, Boston, MA, 02109
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
Select Electronics
3. Investment Company Act File Number:  811-3114
	Securities Act File Number:     2-69972
4(a). Last day of fiscal year for which this Form is filed:February 28, 1999 4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) [ ]
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:
(i). Aggregate sale price of securities
 sold during the fiscal year
 pursuant to section 24(f):             $1,495,595,616
(ii). Aggregate price of securities
 redeemed or repurchased
 during the fiscal year:        $(1,912,074,698)
(iii). Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995 that
were not previously used to
reduce registration fees
payable to the Commission:      $0
(iv). Total available redemption credits
 [add Items 5(ii) and 5(iii)]:          $(1,912,074,698)
(v). Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:            $0
(vi). Redemption credits available for
use in future years - if Item 5(i) is
less than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:    $(416,479,082)
(vii). Multiplier for determining
##registration#fee#x.000278
(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]
  (See x Instruction C.9): (enter "0" if no fee is due):=$0

6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$0
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
May 19, 1999
[x]     Wire Transfer
[]      Mail or other means
SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
By (Signature and Title)*       John H. Costello
	Assistant Treasurer
Date    May 19, 1999

* Please print the name and title of the signing officer below the signature.


U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:  Fidelity Select Portfolios
82 Devonshire Street, Boston, MA, 02109
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
Select Natural Gas
3. Investment Company Act File Number:  811-3114
	Securities Act File Number:     2-69972
4(a). Last day of fiscal year for which this Form is filed:February 28, 1999 4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) [ ]
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:
(i). Aggregate sale price of securities
 sold during the fiscal year
 pursuant to section 24(f):             $48,338,112
(ii). Aggregate price of securities
 redeemed or repurchased
 during the fiscal year:        $(61,599,489)
(iii). Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995 that
were not previously used to
reduce registration fees
payable to the Commission:      $(37,784,172)
(iv). Total available redemption credits
 [add Items 5(ii) and 5(iii)]:          $(99,383,661)
(v). Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:            $0
(vi). Redemption credits available for
use in future years - if Item 5(i) is
less than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:    $(51,045,549)
(vii). Multiplier for determining
##registration#fee#x.000278
(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]
  (See x Instruction C.9): (enter "0" if no fee is due):=$0

6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$0
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
May 19, 1999
[x]     Wire Transfer
[]      Mail or other means
SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
By (Signature and Title)*       John H. Costello
	Assistant Treasurer
Date    May 19, 1999

* Please print the name and title of the signing officer below the signature.


U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:  Fidelity Select Portfolios
82 Devonshire Street, Boston, MA, 02109
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
Select Energy Service
3. Investment Company Act File Number:  811-3114
	Securities Act File Number:     2-69972
4(a). Last day of fiscal year for which this Form is filed:February 28, 1999 4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) [ ]
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:
(i). Aggregate sale price of securities
 sold during the fiscal year
 pursuant to section 24(f):             $1,239,717,329
(ii). Aggregate price of securities
 redeemed or repurchased
 during the fiscal year:        $(1,305,871,677)
(iii). Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995 that
were not previously used to
reduce registration fees
payable to the Commission:      $0
(iv). Total available redemption credits
 [add Items 5(ii) and 5(iii)]:          $(1,305,871,677)
(v). Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:            $0
(vi). Redemption credits available for
use in future years - if Item 5(i) is
less than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:    $(66,154,348)
(vii). Multiplier for determining
##registration#fee#x.000278
(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]
  (See x Instruction C.9): (enter "0" if no fee is due):=$0

6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$0
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
May 19, 1999
[x]     Wire Transfer
[]      Mail or other means
SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
By (Signature and Title)*       John H. Costello
	Assistant Treasurer
Date    May 19, 1999

* Please print the name and title of the signing officer below the signature.


U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:  Fidelity Select Portfolios
82 Devonshire Street, Boston, MA, 02109
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
Select Energy
3. Investment Company Act File Number:  811-3114
	Securities Act File Number:     2-69972
4(a). Last day of fiscal year for which this Form is filed:February 28, 1999 4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) [ ]
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:
(i). Aggregate sale price of securities
 sold during the fiscal year
 pursuant to section 24(f):             $119,528,732
(ii). Aggregate price of securities
 redeemed or repurchased
 during the fiscal year:        $(109,891,379)
(iii). Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995 that
were not previously used to
reduce registration fees
payable to the Commission:      $(71,735,096)
(iv). Total available redemption credits
 [add Items 5(ii) and 5(iii)]:          $(181,626,475)
(v). Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:            $0
(vi). Redemption credits available for
use in future years - if Item 5(i) is
less than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:    $(62,097,743)
(vii). Multiplier for determining
##registration#fee#x.000278
(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]
  (See x Instruction C.9): (enter "0" if no fee is due):=$0

6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$0
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
May 19, 1999
[x]     Wire Transfer
[]      Mail or other means
SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
By (Signature and Title)*       John H. Costello
	Assistant Treasurer
Date    May 19, 1999

* Please print the name and title of the signing officer below the signature.


U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:  Fidelity Select Portfolios
82 Devonshire Street, Boston, MA, 02109
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
Select Enviromental Services
3. Investment Company Act File Number:  811-3114
	Securities Act File Number:     2-69972
4(a). Last day of fiscal year for which this Form is filed:February 28, 1999 4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) [ ]
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:
(i). Aggregate sale price of securities
 sold during the fiscal year
 pursuant to section 24(f):             $0
(ii). Aggregate price of securities
 redeemed or repurchased
 during the fiscal year:        $(15,030,447)
(iii). Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995 that
were not previously used to
reduce registration fees
payable to the Commission:      $(29,500,558)
(iv). Total available redemption credits
 [add Items 5(ii) and 5(iii)]:          $(44,531,005)
(v). Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:            $0
(vi). Redemption credits available for
use in future years - if Item 5(i) is
less than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:    $(44,531,005)
(vii). Multiplier for determining
##registration#fee#x.000278
(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]
  (See x Instruction C.9): (enter "0" if no fee is due):=$0

6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
715,370. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 4,553,736.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$0
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
May 19, 1999
[x]     Wire Transfer
[]      Mail or other means
SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
By (Signature and Title)*       John H. Costello
	Assistant Treasurer
Date    May 19, 1999

* Please print the name and title of the signing officer below the signature.


U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:  Fidelity Select Portfolios
82 Devonshire Street, Boston, MA, 02109
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
Select Cyclical Industries
3. Investment Company Act File Number:  811-3114
	Securities Act File Number:     2-69972
4(a). Last day of fiscal year for which this Form is filed:February 28, 1999 4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) [ ]
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:
(i). Aggregate sale price of securities
 sold during the fiscal year
 pursuant to section 24(f):             $3,300,784
(ii). Aggregate price of securities
 redeemed or repurchased
 during the fiscal year:        $(3,913,851)
(iii). Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995 that
were not previously used to
reduce registration fees
payable to the Commission:      $0
(iv). Total available redemption credits
 [add Items 5(ii) and 5(iii)]:          $(3,913,851)
(v). Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:            $0
(vi). Redemption credits available for
use in future years - if Item 5(i) is
less than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:    $(613,067)
(vii). Multiplier for determining
##registration#fee#x.000278
(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]
  (See x Instruction C.9): (enter "0" if no fee is due):=$0

6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$0
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
May 19, 1999
[x]     Wire Transfer
[]      Mail or other means
SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
By (Signature and Title)*       John H. Costello
	Assistant Treasurer
Date    May 19, 1999

* Please print the name and title of the signing officer below the signature.


U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:  Fidelity Select Portfolios
82 Devonshire Street, Boston, MA, 02109
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
Select Medical Delivery
3. Investment Company Act File Number:  811-3114
	Securities Act File Number:     2-69972
4(a). Last day of fiscal year for which this Form is filed:February 28, 1999 4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) [ ]
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:
(i). Aggregate sale price of securities
 sold during the fiscal year
 pursuant to section 24(f):             $170,578,906
(ii). Aggregate price of securities
 redeemed or repurchased
 during the fiscal year:        $(186,595,554)
(iii). Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995 that
were not previously used to
reduce registration fees
payable to the Commission:      $(174,611,612)
(iv). Total available redemption credits
 [add Items 5(ii) and 5(iii)]:          $(361,207,166)
(v). Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:            $0
(vi). Redemption credits available for
use in future years - if Item 5(i) is
less than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:    $(190,628,260)
(vii). Multiplier for determining
##registration#fee#x.000278
(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]
  (See x Instruction C.9): (enter "0" if no fee is due):=$0

6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$0
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
May 19, 1999
[x]     Wire Transfer
[]      Mail or other means
SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
By (Signature and Title)*       John H. Costello
	Assistant Treasurer
Date    May 19, 1999

* Please print the name and title of the signing officer below the signature.


U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:  Fidelity Select Portfolios
82 Devonshire Street, Boston, MA, 02109
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
Select Insurance
3. Investment Company Act File Number:  811-3114
	Securities Act File Number:     2-69972
4(a). Last day of fiscal year for which this Form is filed:February 28, 1999 4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) [ ]
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:
(i). Aggregate sale price of securities
 sold during the fiscal year
 pursuant to section 24(f):             $76,726,085
(ii). Aggregate price of securities
 redeemed or repurchased
 during the fiscal year:        $(115,658,850)
(iii). Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995 that
were not previously used to
reduce registration fees
payable to the Commission:      $0
(iv). Total available redemption credits
 [add Items 5(ii) and 5(iii)]:          $(115,658,850)
(v). Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:            $0
(vi). Redemption credits available for
use in future years - if Item 5(i) is
less than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:    $(38,932,765)
(vii). Multiplier for determining
##registration#fee#x.000278
(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]
  (See x Instruction C.9): (enter "0" if no fee is due):=$0

6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$0
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
May 19, 1999
[x]     Wire Transfer
[]      Mail or other means
SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
By (Signature and Title)*       John H. Costello
	Assistant Treasurer
Date    May 19, 1999

* Please print the name and title of the signing officer below the signature.


U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:  Fidelity Select Portfolios
82 Devonshire Street, Boston, MA, 02109
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
Select Telecommunications
3. Investment Company Act File Number:  811-3114
	Securities Act File Number:     2-69972
4(a). Last day of fiscal year for which this Form is filed:February 28, 1999 4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) [ ]
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:
(i). Aggregate sale price of securities
 sold during the fiscal year
 pursuant to section 24(f):             $912,423,385
(ii). Aggregate price of securities
 redeemed or repurchased
 during the fiscal year:        $(813,636,128)
(iii). Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995 that
were not previously used to
reduce registration fees
payable to the Commission:      $0
(iv). Total available redemption credits
 [add Items 5(ii) and 5(iii)]:          $(813,636,128)
(v). Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:            $98,787,257
(vi). Redemption credits available for
use in future years - if Item 5(i) is
less than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:    $(0)
(vii). Multiplier for determining
##registration#fee#x.000278
(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]
  (See x Instruction C.9): (enter "0" if no fee is due):=$27,462.86

6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$27,462.86
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
May 19, 1999
[x]     Wire Transfer
[]      Mail or other means
SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
By (Signature and Title)*       John H. Costello
	Assistant Treasurer
Date    May 19, 1999

* Please print the name and title of the signing officer below the signature.


U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:  Fidelity Select Portfolios
82 Devonshire Street, Boston, MA, 02109
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
Select Consumer Industries
3. Investment Company Act File Number:  811-3114
	Securities Act File Number:     2-69972
4(a). Last day of fiscal year for which this Form is filed:February 28, 1999 4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) [ ]
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:
(i). Aggregate sale price of securities
 sold during the fiscal year
 pursuant to section 24(f):             $71,909,856
(ii). Aggregate price of securities
 redeemed or repurchased
 during the fiscal year:        $(72,339,516)
(iii). Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995 that
were not previously used to
reduce registration fees
payable to the Commission:      $0
(iv). Total available redemption credits
 [add Items 5(ii) and 5(iii)]:          $(72,339,516)
(v). Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:            $0
(vi). Redemption credits available for
use in future years - if Item 5(i) is
less than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:    $(429,660)
(vii). Multiplier for determining
##registration#fee#x.000278
(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]
  (See x Instruction C.9): (enter "0" if no fee is due):=$0

6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$0
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
May 19, 1999
[x]     Wire Transfer
[]      Mail or other means
SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
By (Signature and Title)*       John H. Costello
	Assistant Treasurer
Date    May 19, 1999

* Please print the name and title of the signing officer below the signature.


U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:  Fidelity Select Portfolios
82 Devonshire Street, Boston, MA, 02109
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
Select Health Care
3. Investment Company Act File Number:  811-3114
	Securities Act File Number:     2-69972
4(a). Last day of fiscal year for which this Form is filed:February 28, 1999 4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) [ ]
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:
(i). Aggregate sale price of securities
 sold during the fiscal year
 pursuant to section 24(f):             $1,848,459,498
(ii). Aggregate price of securities
 redeemed or repurchased
 during the fiscal year:        $(1,393,295,000)
(iii). Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995 that
were not previously used to
reduce registration fees
payable to the Commission:      $0
(iv). Total available redemption credits
 [add Items 5(ii) and 5(iii)]:          $(1,393,295,000)
(v). Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:            $455,164,498
(vi). Redemption credits available for
use in future years - if Item 5(i) is
less than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:    $(0)
(vii). Multiplier for determining
##registration#fee#x.000278
(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]
  (See x Instruction C.9): (enter "0" if no fee is due):=$126,535.73

6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$126,535.73
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
May 19, 1999
[x]     Wire Transfer
[]      Mail or other means
SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
By (Signature and Title)*       John H. Costello
	Assistant Treasurer
Date    May 19, 1999

* Please print the name and title of the signing officer below the signature.


U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:  Fidelity Select Portfolios
82 Devonshire Street, Boston, MA, 02109
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
Select Financial Services
3. Investment Company Act File Number:  811-3114
	Securities Act File Number:     2-69972
4(a). Last day of fiscal year for which this Form is filed:February 28, 1999 4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) [ ]
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:
(i). Aggregate sale price of securities
 sold during the fiscal year
 pursuant to section 24(f):             $458,027,258
(ii). Aggregate price of securities
 redeemed or repurchased
 during the fiscal year:        $(481,672,418)
(iii). Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995 that
were not previously used to
reduce registration fees
payable to the Commission:      $0
(iv). Total available redemption credits
 [add Items 5(ii) and 5(iii)]:          $(481,672,418)
(v). Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:            $0
(vi). Redemption credits available for
use in future years - if Item 5(i) is
less than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:    $(23,645,160)
(vii). Multiplier for determining
##registration#fee#x.000278
(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]
  (See x Instruction C.9): (enter "0" if no fee is due):=$0

6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$0
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
May 19, 1999
[x]     Wire Transfer
[]      Mail or other means
SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
By (Signature and Title)*       John H. Costello
	Assistant Treasurer
Date    May 19, 1999

* Please print the name and title of the signing officer below the signature.


U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:  Fidelity Select Portfolios
82 Devonshire Street, Boston, MA, 02109
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
Select Medical Equipment and Systems
3. Investment Company Act File Number:  811-3114
	Securities Act File Number:     2-69972
4(a). Last day of fiscal year for which this Form is filed:February 28, 1999 4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) [ ]
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:
(i). Aggregate sale price of securities
 sold during the fiscal year
 pursuant to section 24(f):             $45,649,014
(ii). Aggregate price of securities
 redeemed or repurchased
 during the fiscal year:        $(19,529,306)
(iii). Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995 that
were not previously used to
reduce registration fees
payable to the Commission:      $0
(iv). Total available redemption credits
 [add Items 5(ii) and 5(iii)]:          $(19,529,306)
(v). Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:            $26,119,708
(vi). Redemption credits available for
use in future years - if Item 5(i) is
less than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:    $(0)
(vii). Multiplier for determining
##registration#fee#x.000278
(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]
  (See x Instruction C.9): (enter "0" if no fee is due):=$7,261.28

6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$7,261.28
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
May 19, 1999
[x]     Wire Transfer
[]      Mail or other means
SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
By (Signature and Title)*       John H. Costello
	Assistant Treasurer
Date    May 19, 1999

* Please print the name and title of the signing officer below the signature.


U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:  Fidelity Select Portfolios
82 Devonshire Street, Boston, MA, 02109
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
Select Food & Agriculture
3. Investment Company Act File Number:  811-3114
	Securities Act File Number:     2-69972
4(a). Last day of fiscal year for which this Form is filed:February 28, 1999 4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) [ ]
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:
(i). Aggregate sale price of securities
 sold during the fiscal year
 pursuant to section 24(f):             $106,746,239
(ii). Aggregate price of securities
 redeemed or repurchased
 during the fiscal year:        $(142,182,438)
(iii). Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995 that
were not previously used to
reduce registration fees
payable to the Commission:      $(78,018,010)
(iv). Total available redemption credits
 [add Items 5(ii) and 5(iii)]:          $(220,200,448)
(v). Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:            $0
(vi). Redemption credits available for
use in future years - if Item 5(i) is
less than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:    $(113,454,209)
(vii). Multiplier for determining
##registration#fee#x.000278
(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]
  (See x Instruction C.9): (enter "0" if no fee is due):=$0

6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$0
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
May 19, 1999
[x]     Wire Transfer
[]      Mail or other means
SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
By (Signature and Title)*       John H. Costello
	Assistant Treasurer
Date    May 19, 1999

* Please print the name and title of the signing officer below the signature.


U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:  Fidelity Select Portfolios
82 Devonshire Street, Boston, MA, 02109
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
Select Home Finance
3. Investment Company Act File Number:  811-3114
	Securities Act File Number:     2-69972
4(a). Last day of fiscal year for which this Form is filed:February 28, 1999 4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) [ ]
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:
(i). Aggregate sale price of securities
 sold during the fiscal year
 pursuant to section 24(f):             $704,733,431
(ii). Aggregate price of securities
 redeemed or repurchased
 during the fiscal year:        $(1,297,847,011)
(iii). Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995 that
were not previously used to
reduce registration fees
payable to the Commission:      $0
(iv). Total available redemption credits
 [add Items 5(ii) and 5(iii)]:          $(1,297,847,011)
(v). Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:            $0
(vi). Redemption credits available for
use in future years - if Item 5(i) is
less than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:    $(593,113,580)
(vii). Multiplier for determining
##registration#fee#x.000278
(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]
  (See x Instruction C.9): (enter "0" if no fee is due):=$0

6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$0
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
May 19, 1999
[x]     Wire Transfer
[]      Mail or other means
SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
By (Signature and Title)*       John H. Costello
	Assistant Treasurer
Date    May 19, 1999

* Please print the name and title of the signing officer below the signature.


U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:  Fidelity Select Portfolios
82 Devonshire Street, Boston, MA, 02109
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
Select Natural Resources
3. Investment Company Act File Number:  811-3114
	Securities Act File Number:     2-69972
4(a). Last day of fiscal year for which this Form is filed:February 28, 1999 4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) [ ]
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:
(i). Aggregate sale price of securities
 sold during the fiscal year
 pursuant to section 24(f):             $6,194,810
(ii). Aggregate price of securities
 redeemed or repurchased
 during the fiscal year:        $(6,819,368)
(iii). Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995 that
were not previously used to
reduce registration fees
payable to the Commission:      $0
(iv). Total available redemption credits
 [add Items 5(ii) and 5(iii)]:          $(6,819,368)
(v). Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:            $0
(vi). Redemption credits available for
use in future years - if Item 5(i) is
less than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:    $(624,558)
(vii). Multiplier for determining
##registration#fee#x.000278
(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]
  (See x Instruction C.9): (enter "0" if no fee is due):=$0

6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$0
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
May 19, 1999
[x]     Wire Transfer
[]      Mail or other means
SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
By (Signature and Title)*       John H. Costello
	Assistant Treasurer
Date    May 19, 1999

* Please print the name and title of the signing officer below the signature.


U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549


FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2


Read instructions at end of Form Before preparing Form.
Please print or type.

1. Name and address of issuer:  Fidelity Select Portfolios
82 Devonshire Street, Boston, MA, 02109
2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
Select Money Market
3. Investment Company Act File Number:  811-3114
	Securities Act File Number:     2-69972
4(a). Last day of fiscal year for which this Form is filed:February 28, 1999 4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2) [ ]
Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).Check box if this is the last time the issuer will be filing this Form. [ ]


5. Calculation of registration fee:
(i). Aggregate sale price of securities
 sold during the fiscal year
 pursuant to section 24(f):             $6,823,842,772
(ii). Aggregate price of securities
 redeemed or repurchased
 during the fiscal year:        $(6,280,934,055)
(iii). Aggregate price of securities
redeemed or repurchased during
any prior fiscal year ending no
earlier than October 11, 1995 that
were not previously used to
reduce registration fees
payable to the Commission:      $(625,113,679)
(iv). Total available redemption credits
 [add Items 5(ii) and 5(iii)]:          $(6,906,047,734)
(v). Net sales - if Item 5(i) is greater
than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:            $0
(vi). Redemption credits available for
use in future years - if Item 5(i) is
less than Item 5(iv) [subtract
 Item 5(iv) from Item 5(i)]:    $(82,204,962)
(vii). Multiplier for determining
##registration#fee#####x.000278
(viii). Registration fee due [multiply Item 5(v) by Item 5(vii)]
  (See x Instruction C.9): (enter "0" if no fee is due):=$0

6. Prepaid Shares
If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):+$0
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:=$0
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:
May 19, 1999
[x]     Wire Transfer
[]      Mail or other means
SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
By (Signature and Title)*       John H. Costello
	Assistant Treasurer
Date    May 19, 1999

* Please print the name and title of the signing officer below the signature.
